Organization and Summary of Significant Accounting Policies (Details 7)	12 Months Ended
Jun. 28, 2015
Land improvements
Estimated useful lives of the assets
Expected Useful Lives	20 years
Buildings and improvements | Minimum
Estimated useful lives of the assets
Expected Useful Lives	15 years
Buildings and improvements | Maximum
Estimated useful lives of the assets
Expected Useful Lives	35 years
Machinery and equipment | Minimum
Estimated useful lives of the assets
Expected Useful Lives	3 years
Machinery and equipment | Maximum
Estimated useful lives of the assets
Expected Useful Lives	10 years